GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2013	$392,610
Foreign currency translation adjustment	(5,299)

Balance at December 31, 2014	387,311
Foreign currency translation adjustment	(9,001)

Balance at December 31, 2015	$378,310

Indefinite Lived Intangible Assets

Other intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2015	2014
Indefinite lived intangible assets - Trade names, trademarks and distribution rights		$118,205	$131,271
Finite lived intangible assets:
Customer relationships	10-15 years	68,981	76,595
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	369	369
Accumulated amortization		(28,224)	(22,909)

Finite lived intangible assets, net		42,276	55,205

		$160,481	$186,476

Finite lived intangible assets

Other intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2015	2014
Indefinite lived intangible assets - Trade names, trademarks and distribution rights		$118,205	$131,271
Finite lived intangible assets:
Customer relationships	10-15 years	68,981	76,595
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	369	369
Accumulated amortization		(28,224)	(22,909)

Finite lived intangible assets, net		42,276	55,205

		$160,481	$186,476